Supplement No. 1 dated November 13, 1996
                                       to
                        Prospectus dated August 19, 1996
                                       for
                   STATE STREET RESEARCH STRATEGIC INCOME FUND
               a series of State Street Research Securities Trust

Purchase of Shares --
     Class A Shares -- Initial Sales Charges --
     Sales Charges

     The second paragraph under the above caption at page 13 of the Prospectus is hereby revised in its entirety as follows:

    "On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer a commission based on the aggregate of such sales as follows:

Amount of Sale                      Commission
--------------                      -----------
(a) $1 million to $3 million           1.00%
(b) Next $2 million                    0.50%
(c) Amount over $5 million             0.25%"

                    Supplement No. 2 dated November 15, 1996
               (Supplanting Supplement No. 1 dated March 1, 1996)
                                       to
                       Prospectus dated March 1, 1996 for:
            STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
              STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
             STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
                 series of State Street Research Financial Trust

                                       and

                    Supplement No. 2 dated November 15, 1996
             (Supplanting Supplement No. 1 dated September 1, 1996)
                                       to
                     Prospectus dated September 1, 1996 for:
                  STATE STREET RESEARCH INTERMEDIATE BOND FUND
               a series of State Street Research Securities Trust

Share Classes Available

    Shares of the Funds are available as set forth below:

    Class A for Strategic Portfolios: Conservative, Strategic Portfolios:
Aggressive and Intermediate Bond Fund: Prior approval must be obtained from the Distributor before Class A shares are offered to anyone. Subject to such advance approval, Class A shares are only currently available in certain designated states for investments of $1,000,000 or more. Class A shares are not currently available for acquisition through exchanges from another fund. Contact the Distributor for details.

    Class A for Strategic Portfolios: Moderate: Class A shares are not currently offered.

    Class B:  Class B shares of all four Funds are not currently offered.

    Class C: CLASS C SHARES OF ALL FOUR FUNDS ARE CURRENTLY OFFERED AND AVAILABLE FOR INVESTMENT BY CERTAIN EMPLOYEE BENEFIT PLANS AND LARGE INSTITUTIONS.

    Class D:  Class D shares of all four Funds are not currently offered.

Purchase of Shares --
    Class A Shares -- Initial Sales Charges --
    Sales Charges

    The second paragraph under the above caption is hereby revised in its entirety as follows:

     "On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer a commission based on the aggregate of such sales as follows:

Amount of Sale                      Commission
--------------                      ----------
(a) $1 million to $3 million          1.00%
(b) Next $2 million                   0.50%
(c) Amount over $5 million            0.25%"